Earnings per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares
Disclosure of Earnings per share [Abstract]
Net profit - as reported	₨ 674,522	$ 8,204	₨ 1,257,945	₨ 1,531,862
Weighted average number of shares - basic	182,803,189	182,803,189	182,468,672	179,533,536
Basic earnings per share | (per share)	₨ 3.69	$ 0.04	₨ 6.89	₨ 8.53
Weighted average number of shares - diluted	185,672,592	185,672,592	187,016,037	181,216,005
Diluted earnings per share | (per share)	₨ 3.63	$ 0.04	₨ 6.73	₨ 8.45